Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Capital Resources

NOTE 2. LIQUIDITY AND CAPITAL RESOURCES

The Company incurred a loss of $2.02 million during the six months ended December 31, 2020, compared to a loss of $2.38 million during the six months ended December 31, 2019. The loss was incurred as the Company funded operational expenses, primarily research and development, general and administrative and sales and marketing.

Net cash used in operating activities was $0.77 million during the six months ended December 31, 2020, compared to $1.12 million during the six months ended December 31, 2019. The Company has raised $8.87 million through the issuance of common share and convertible debt financings since inception, of which $0.24 million was raised during the six months ended December 31, 2020 from the sale of common stock as disclosed in Notes 6.

The Company had $0.47 million of cash as of December 31, 2020 compared to $1.03 million as of June 30, 2020, and subsequently raised additional capital as disclosed in Note 13.

The Company generated $1.52 million of revenues during the six months ended December 31, 2020, compared to $0.94 million during the six months ended December 31, 2019. In addition, during the year ended June 30, 2020 the Company received a $0.549 million Payment Protection Program (“PPP 1”) loan as disclosed in Note 10 and, subsequently, an additional $0.632 million Payment Protection Program 2 (“PPP 2”) loan as disclosed in Note 13.

The combination of operating losses since inception, cash expected to be used in operating activities in the future, uncertain conditions relating to additional capital raises and continued revenue growth created an uncertainty about the Company’s ability to continue as a going concern. However, as of the date that this financial statement was issued, the Company’s cash position was approximately $2.5 million and contracted revenue backlog to be collected over the short term exceeded $1.1 million. Taking into account conservative revenue projections that are well below the Company’s past revenue performance, the Company believes that it is sufficiently funded to meet its operational plan and future obligations well beyond the 12-month period from the date that this financial statement was issued.

While Management believes it will be able to continue to grow the Company’s revenue base, there is no assurance. In parallel, Management continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s research and development activities, general and administrative expenses and growth strategy. These alternatives include raising funds through public or private equity markets and either from institutional or retail investors. Although there is no assurance that, if needed, the Company will be successful with its fundraising initiatives, Management believes that the Company will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders.

Given the above, doubt about the Company’s ability to continue as a going concern was alleviated in the audited financial statements for the year ended June 30, 2020. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern; however, the above conditions may change.

NOTE 2. LIQUIDITY AND CAPITAL RESOURCES

The Company incurred a loss of $5.0 million during the year ended June 30, 2020, compared to a loss of $5.6 million during the year ended June 30, 2019. The loss was incurred as the Company funded operational expenses, primarily research and development, general and administrative and sales and marketing.

Net cash used in operating activities was $2.02 million during the year ended June 30, 2020, compared to $2.14 million during the year ended June 30, 2019. The Company has raised $8.85 million through the issuance of common stock and convertible debt financings since inception, of which $1.34 million was raised during the year ended June 30, 2020 via a Convertible Promissory Note and the sale of common stock as disclosed in Notes 6 and 8. The Company had $1.03 million of cash as of June 30, 2020 compared to $1.20 million as of June 30, 2019, and subsequently raised additional capital as disclosed in Note 13.

The Company generated $1.95 million of revenues during the year ended June 30, 2020, compared to $0.98 million during the year ended June 30, 2019. In addition, during the year ended June 30, 2020 the Company received a $0.549 million Payment Protection Program (“PPP 1”) loan as disclosed in Note 10 and, subsequently, an additional $0.632 million Payment Protection Program 2 (“PPP 2”) loan as disclosed in Note 13.

The Company remains an early stage, growth technology company and had indicated doubt about its ability to continue as a going concern in past financial statements, including its most recent financial statement for the year ended June 30, 2019. The combination of operating losses since inception, cash expected to be used in operating activities in the future, uncertain conditions relating to additional capital raises and continued revenue growth create uncertainty about the Company’s ability to continue as a going concern. However, as of the date that this financial statement was issued, the Company’s cash position was approximately $2.5 million and contracted revenue backlog to be collected over the short term exceeded $1.1 million. Taking into account conservative revenue projections that are well below the Company’s past revenue performance, the Company believes that it is sufficiently funded to meet its operational plan and future obligations well beyond the 12-month period from the date that this financial statement was issued.

While Management believes it will be able to continue to grow the Company’s revenue base, there is no assurance. In parallel, Management continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s research and development activities, general and administrative expenses and growth strategy. These alternatives include raising funds through public or private equity markets and either from institutional or retail investors. Although there is no assurance that, if needed, the Company will be successful with its fundraising initiatives, Management believes that the Company will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders.

Given the above, doubt about the Company’s ability to continue as a going concern was alleviated and the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern; however, the above conditions may change.